UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
70.24% of Net Assets
AL Agriculture & Mechanical University Revenue Bonds	5.000%	11/01/2025	Aaa/AAA*/AAA@	100,000	102,561
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa/NR*/NR@	10,000	10,262
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*/AAA@	10,000	10,646
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/NR*/AAA@	100,000	101,755
AL State Board of Education Revenue Bonds Calhoun Community	5.000	05/01/2021	Aaa/NR*/AAA@	100,000	105,591
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	119,364
AL State University Revenue General Tuition & Fee - Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	52,485
Alabama Water Pollution Control Authority	5.500	08/15/2016	Aaa/AAA*/NR@	10,000	10,363
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,803
AL Water Pollution Control Authority - Series A	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	174,474
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	204,994
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*/NR@	100,000	103,523
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,345
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	138,575
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	104,472
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR/A*/NR@	200,000	199,630
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*/AAA@	10,000	10,257
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*/AAA@	20,000	20,508
Enterprise AL Water General Obligation Bonds	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,285
Enterprise AL Water General Obligation Bonds	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	471,137
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*/NR@	25,000	26,737
Fort Payne AL Warrants	5.500	05/01/2016	Aaa/AAA*/AAA@	10,000	10,515
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/NR*/AAA@	100,000	101,511
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,689
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	202,408
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	142,836
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	53,720
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	211,936
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR/A*/NR@	20,000	21,264
Huntsville AL Public Educational Building	6.050	06/01/2020	NR/A*/NR@	150,000	160,572
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,769
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	52,937
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	NR/AAA*/AAA@	10,000	10,699
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	52,111
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	31,656
Lee County AL School Warrants	5.000	02/01/2018	Aaa/NR*/AAA@	100,000	105,766
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/NR*/AAA@	75,000	78,253
Linden AL Warrants	5.250	06/01/2023	NR/AA*/NR@	25,000	25,996
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	154,397
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1/NR*/NR@	35,000	36,597
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,525
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	251,893
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/NR*/AAA@	35,000	38,289
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,943
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	151,539
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,802
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	250,000	249,985
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa/NR*/AAA@	10,000	10,970
Sylacauga AL Warrants	5.500	06/01/2025	Aaa/NR*/AAA@	25,000	27,080
Trussville AL Warrants	4.800	10/01/2021	Aaa/NR*/AAA@	85,000	87,815
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*/NR@	70,000	73,994
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	27,801
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*/AAA@	10,000	10,669
University AL University Revenue Hospital-Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	54,701
University of Southern AL University Revenue & Capital	5.000	03/15/2021	Aaa/NR*/AAA@	370,000	388,792

					5,067,197

GENERAL OBLIGATION BONDS
16.51% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*/NR@	30,000	31,386
AL State Series A	5.000	06/01/2020	Aa3/AA*/NR@	100,000	104,573
Alabama State Series B	5.000	06/01/2021	Aa3/AA*/NR@	30,000	31,060

Alabama State - Series A	4.625	09/01/2022	Aa3/AA*/NR@	100,000	102,359
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*/NR@	50,000	51,563
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*/NR@	15,000	16,104
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	155,121
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	108,798
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*/AA-@	300,000	328,008
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	250,000	262,430

					1,191,402
PUBLIC FACILITIES REVENUE BONDS
3.06% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*/NR@	190,000	199,103
Hoover AL Warrants Series A	5.650	01/01/2014	Aa3/AA*/NR@	10,000	11,148
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR*@	10,000	10,537

					220,788
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.76% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3/NR*/NR@	120,000	126,973

					126,973
MUNICIPAL UTILITY REVENUE BONDS
1.70% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*/NR@	20,000	21,256
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*/NR@	100,000	101,607

					122,863
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.68% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	02/15/2019	NR/BBB+*/NR@	25,000	26,641
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3/NR*/NR@	50,000	51,745
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*/NR@	30,000	31,771
Oneonta Eastern Health System Special	7.750	07/01/2021	Baa1/BBB*/NR@	10,000	11,030

					121,187
PREREFUNDED BONDS
1.58% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	Aaa/AAA*/AAA@	25,000	26,599
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*/AAA@	25,000	28,046
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*/AAA@	30,000	32,716
Lee County AL Warrants	5.500	02/01/2021	Aaa/AAA*/NR@	15,000	16,023
Montevallo AL American	6.000	06/01/2013	NR*@	10,000	10,858

					114,242
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.50% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	NR/BBB*/NR@	75,000	81,422
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	NR/BBB*/NR@	25,000	26,676

					108,098
LEASE REVENUE BONDS
.28% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2/NR*/NR@	20,000	20,412

					20,412
STATE AND LOCAL MORTGAGE REVENUE BONDS
.14% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa/NR*/NR@	10,000	10,321

					10,321

Total Investments (cost $6,928,668)(a) - 98.45% of Net Assets					7,103,483

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	not rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$201,485
Unrealized depreciation	(26,670)

Net unrealized appreciation	$174,815

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
51.89% of Net Assets
Ballard County School District Finance Corporation	5.000%	6/1/2020	Aaa/AAA@	1,240,000	1,307,977
Bardstown KY Combined Utilities Revenue	5.000	12/1/2017	Aaa/AAA@	1,290,000	1,355,674
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*/AAA@	1,510,000	1,585,319
Barren County School District Finance Corporation	4.750	8/1/2022	Aaa/Aa3*/AAA@	3,085,000	3,181,992
Boone County School District Finance Corporation	5.000	5/1/2023	Aaa/AAA*	4,070,000	4,254,168
Boone County School District Finance Corporation	5.000	5/1/2024	Aaa/AAA*	4,265,000	4,461,233
Boone County KY Water - Florence	5.000	12/1/2015	Aaa/AAA*	1,000,000	1,068,660
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/AAA*	1,805,000	1,906,098
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2018	Aaa/AAA*	1,900,000	2,002,999
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,203,845
Cambell & Kenton Counties Sanitation District Number 1	5.000	8/1/2017	Aaa/AAA*/AAA@	1,000,000	1,054,500
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	1/1/2007	Aaa/AAA*/AAA@	1,000,000	1,036,050
Carter County Detention Center	5.125	5/1/2029	Aaa/AAA*	960,000	1,015,181
Eastern Kentucky University Consolidated Educational Building	5.000	5/1/2021	Aaa/AAA*	1,580,000	1,664,814
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*/AAA@	2,285,000	2,437,661
Fayette County School District Finance Corporation	4.500	3/1/2022	Aaa/AA-*/AAA@	4,100,000	4,135,178
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*/AAA@	780,000	780,101
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	2/1/2025	AAA*	3,340,000	3,342,204
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,297,116
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,659,622
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,797,664
Jefferson County KY Health Facilities University Medical Ct	5.500	7/1/2017	Aaa/AAA*	8,675,000	9,181,186
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*/AAA@	1,000,000	1,057,770
Jefferson County Ky School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*/AAA@	1,000,000	1,074,660
Jefferson County School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*/AAA@	2,000,000	2,136,240
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*/AAA@	2,940,000	3,069,566
Jefferson County KY School District Finance Corporation	3.500	1/1/2014	Aaa/AAA*/AAA@	3,565,000	3,431,776
Jefferson County KY School District - Series A	5.500	1/1/2014	Aaa/AAA*/AAA@	2,275,000	2,544,292
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*/AAA@	1,500,000	1,601,595
Kenton County School District Finance Corporation	5.000	6/1/2021	Aaa/Aa3*/AAA@	4,055,000	4,274,213
Kentucky Asset Liability Community General Fund	5.000	7/15/2009	Aaa/AAA*/AAA@	4,500,000	4,818,240
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	2/1/2018	Aaa/AAA*/AAA@	1,500,000	1,549,920
Kentucky Development Finance Authority-St Claire Medical	5.875	9/1/2013	AAA*	2,000,000	2,041,920
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,552,625
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	6,903,195
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A*	1,000,000	1,049,800
Kentucky Development Authority-South Central Nursing	6.000	7/1/2027	Aaa/AAA*/AAA@	2,605,000	2,832,911
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,375,317
Kentucky Housing Corporation	4.650	7/1/2023	Aaa/AAA*	3,595,000	3,612,328
Kentucky Housing Corporation	5.800	7/1/2013	Aaa/AAA*	865,000	898,683
Kentucky Housing Corporation	5.700	7/1/2017	Aaa/AAA*	500,000	514,910
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	1,000,000	1,050,670
Kentucky Housing Corporation	4.400	1/1/2017	Aaa/AAA*	1,000,000	1,018,650
Kentucky Housing Corporation	4.850	1/1/2024	Aaa/AAA*	2,000,000	2,037,980
Kentucky State Property & Building Commission Project #64	5.500	5/1/2017	Aaa/AAA*/AAA@	8,000,000	8,774,800
KY State Property & Buildings Commission #73	5.000	11/1/2021	Aaa/AAA*/AAA@	1,000,000	1,047,490
KY State Property & Buildings Project #72	5.375	10/1/2016	Aaa/AAA*/AAA@	5,000,000	5,556,150
Kentucky State Property & Building #83	5.000	10/1/2013	Aaa/AAA*/AAA@	610,000	661,362
Kentucky State Property & Building	5.000	10/1/2018	Aaa/AAA*/AAA@	17,750,000	19,335,785
Kentucky State Property & Building #83	5.250	10/1/2020	Aaa/AAA*/AAA@	24,220,000	27,037,028
KY State Property & Buildings #74	5.000	2/1/2022	Aaa/AAA*/AAA@	3,000,000	3,265,530
Kentucky State Property & Buildings #73	5.500	11/1/2017	Aaa/AAA*/AAA@	1,000,000	1,106,890
Kentucky State Property & Building #73	5.000	11/1/2019	Aaa/AAA*/AAA@	1,360,000	1,429,986
Kentucky State Property & Buildings Commission #73	5.000	11/1/2020	Aaa/AAA*/AAA@	3,255,000	3,424,651
Kentucky State Property & Building	5.000	8/1/2022	Aaa/AAA*/AAA@	15,000,000	16,139,250
Kentucky State Property & Buildings #77	5.250	8/1/2015	AAA/Aaa*/AAA@	1,140,000	1,261,353
Kentucky State Property & Buildings #77	5.250	8/1/2016	Aaa/AAA*/AAA@	1,680,000	1,862,633
Kentucky State Property & Building #77	5.250	8/1/2018	Aaa/AAA*/AAA@	4,325,000	4,804,989
Kentucky Property & Building #79	5.125	10/1/2016	Aaa/AAA*/AAA@	2,040,000	2,247,223
Kentucky State Property & Buildings #79	4.750	10/1/2023	Aaa/AAA*/AAA@	3,000,000	3,067,380
Kentucky State Property & Buildings #80	5.250	5/1/2018	Aaa/AAA*/AAA@	2,940,000	3,270,133
Kentucky State Property & Building #81	5.000	11/1/2020	Aaa/AAA*/AAA@	2,560,000	2,691,149
Kentucky State Property & Building #74	5.375	2/1/2010	Aaa/AAA*/AAA@	1,250,000	1,364,350
KY State Property & Building #81	5.000	11/1/2022	Aaa/AAA*/AAA@	3,930,000	4,122,688
Kentucky State Turnpike Economic Development	5.500	7/1/2009	Aaa/AAA*/AAA@	1,000,000	1,089,830

KY State Turnpike Authority Economic Development Road Revenue	5.150	7/1/2019	Aaa/AAA*/AAA@	1,000,000	1,060,700
Kentucky Turnpike Economic Development Road Revenue	5.500	7/1/2009	Aaa/AAA*/AAA@	6,000,000	6,541,440
KY Turnpike Economic Development	5.500	7/1/2010	Aaa/AAA*/AAA@	9,000,000	9,919,350
Knox County General Obligation	5.625	6/1/2036	AAA*/AAA@	2,490,000	2,742,810
Letcher County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,755,000	1,844,435
Letcher County School District Finance Corporation	5.000	6/1/2024	Aaa/Aa3*/AAA@	1,930,000	2,019,417
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	AAa/AAA*	1,770,000	1,889,528
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	1,946,498
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,267,498
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,557,123
Louisville & Jefferson County KY Metro Government-Series A	5.000	11/1/2014	Aaa/AAA*/AAA@	1,375,000	1,497,224
Louisville & Jefferson County KY Metropolitan Sewer	5.000	5/15/2019	Aaa/AAA*/AAA@	2,500,000	2,611,900
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2028	Aaa/AAA*/AAA@	10,000,000	10,071,800
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*/AAA@	2,655,000	2,937,306
Louisville & Jefferson County Visitors & Convention	4.500	12/1/2023	Aaa/AAA*/AAA@	2,340,000	2,360,335
Louisville & Jefferson Visitors and Convention	4.500	12/1/2024	Aaa/AAA*/AAA@	2,250,000	2,259,675
Louisville & Jefferson County Visitors and Convention Center	4.600	12/1/2025	Aaa/AAA*/AAA@	1,490,000	1,504,185
Louisville KY G.O. Series A	5.000	10/1/2020	Aaa/AAA*/AAA@	7,165,000	7,488,285
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	5,067,000	5,674,533
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*/AAA@	1,000,000	1,054,430
Madison County School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*/AAA@	695,000	716,184
Marshall County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*/AAA@	1,400,000	1,471,344
McCracken County School District Finance Corporation	4.650	7/1/2019	Aaa/AAA@	1,655,000	1,704,154
McCracken County KY School District Finance Corporation	4.700	7/1/2020	Aaa/AAA@	1,725,000	1,770,713
McCracken County School District Finance Corporation	5.000	7/1/2022	Aaa/AAA@	4,000,000	4,162,440
McCreary County Courthouse & Public Square Corporation Revenue	5.400	9/1/2020	Aaa/AAA*/AAA@	1,550,000	1,689,407
Nelson County School District Finance Corporation	4.500	4/1/2021	Aaa/Aa3*/AAA@	1,130,000	1,147,447
Nelson County School District Finance Corporation	4.500	4/1/2023	Aaa/Aa3*/AAA@	2,505,000	2,516,698
Northern KY University Certificate of Participation	4.900	12/1/2021	Aaa/AAA*	2,725,000	2,836,071
Northern KY University Certificate of Participation	5.000	12/1/2024	Aaa/AAA*	2,000,000	2,079,880
Northern KY Water District Revenue	4.750	2/1/2019	Aaa/AAA*	1,000,000	1,033,520
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/AAA@	3,080,000	3,210,007
Northern KY Water District Revenue	5.000	2/1/2021	Aaa/AAA@	2,635,000	2,738,292
Northern Kentucky Water District	4.000	2/1/2019	Aaa	1,275,000	1,244,464
Northern Kentucky Water District	4.125	2/1/2020	Aaa	1,325,000	1,303,972
Northern Kentucky Water District	4.125	2/1/2021	Aaa	1,380,000	1,347,749
Northern KY Water District	4.500	2/1/2022	Aaa	1,385,000	1,397,534
Northern KY Water District	4.500	2/1/2024	Aaa	1,035,000	1,038,074
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	190,000	200,940
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,306,801
Shelby County School District Finance Corporation	5.000	5/1/2022	Aaa/Aa3*/AAA@	1,815,000	1,906,839
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa/AAA@	4,165,000	4,411,443
Spencer County School District Finance Corporation	5.000	7/1/2023	Aaa/AAA@	1,000,000	1,047,440
University of Kentucky Housing and Dining	4.400	6/1/2017	Aaa/AAA@	2,815,000	2,870,990
Warren County Ky Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*/AAA@	1,500,000	1,553,355
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	AAA/Aaa*/AAA@	1,000,000	1,054,010
Warren County Ky Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*/AAA@	1,000,000	1,043,810

					343,789,203
LEASE REVENUE BONDS
18.41% of Net Assets
Boone County Ky School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	2,027,698
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,334,280
Boone County School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,102,119
Boone County School District Finance Corporation	5.000	2/1/2022	Aa3	3,000,000	3,130,950
Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	1,049,530
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,164,022
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,222,173
Covington Independent School District Finance Corporation	5.250	6/1/2019	Aa3	1,225,000	1,308,631
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	7/1/2012	Baa1	1,950,000	1,920,438
Davies County School District Finance Corporation	5.000	6/1/2021	Aa3	1,155,000	1,212,969
Estill County KY School District Finance Corporation	5.875	8/1/2016	Aa3	1,780,000	1,891,926
Fayette County KY School District Financial Corporation	5.375	1/1/2017	Aa3/AA-*	1,300,000	1,382,875
Franklin County School District Finance Corporation	4.200	5/1/2023	Aa3	2,195,000	2,111,392
Green County Ky School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,137,894
Greenup County School District Finance Corporation	4.650	3/1/2021	Aa3	1,650,000	1,698,857
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,088,171
Harlan KY Independent School District Finance Corporation	6.000	5/1/2015	Aa3	275,000	281,331
Hopkins County School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,389,160
Jessamine County KY School District Finance Corporation	5.375	1/1/2017	Aa3/A+*	1,500,000	1,563,525
Kenton County School District Finance Corporation	5.375	3/1/2017	Aa3/A+*	4,300,000	4,550,002
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,632,750
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA*	1,055,000	1,158,021
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,767,693

Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA*	710,000	771,685
Kentucky Area Development Districts Financing Lease - City	5.400	12/1/2021	AA*	1,095,000	1,185,305
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	Aa3/A+*	400,000	407,428
Kentucky Infrastructure Authority	6.375	8/1/2014	AA*	700,000	723,618
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/A+*/AA-@	1,000,000	1,051,320
Kentucky Infrastructure Authority	5.000	6/1/2017	Aa3/AA-*	1,035,000	1,087,506
KY State Property & Buildings Commission Revenue #67	5.375	9/1/2019	Aa3/AAA*/AA-@	3,475,000	3,838,937
Kentucky State Property & Building #68	5.250	10/1/2018	Aa3/A+*/AA-@	1,500,000	1,606,575
Kentucky State Property & Building #68	5.000	10/1/2019	Aa3/A+*/AA-@	5,500,000	5,775,825
Kentucky State Property & Building #73	5.250	11/1/2009	Aa3/A+*/AA-@	1,815,000	1,965,954
KY State Property & Building Commission #73	5.500	11/1/2013	Aa3/A+*/AA-@	1,500,000	1,661,040
KY State Property & Buildings Project Number 71	5.500	8/1/2014	Aa3/A+*/AA-@	1,000,000	1,126,610
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,065,770
Laurel County School District School Building Revenue	5.750	6/1/2020	Aa3	1,250,000	1,408,413
Lexington-Fayette Urban County Government General Obligation	4.750	5/1/2020	Aa2/AA+*	1,000,000	1,032,260
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,191,905
Montgomery County School District Finance Corporation	4.375	4/1/2023	Aa3	3,105,000	3,057,462
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,192,097
Pendleton County KY Multi-County Lease Revenue	6.500	3/1/2019	A*	34,500,000	34,662,150
Pendleton County KY Multi-County Lease Revenue	6.400	3/1/2019	A*	3,000,000	3,574,320
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,213,028
Pike County School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,951,380
Pike County KY School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,057,620
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	Aa3	1,035,000	1,087,340
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,298,367
^Three Forks Public Property Corporation - Regional Detention	5.500	12/1/2020	NR	2,435,000	2,300,418
Trigg County School District Finance Corporation	4.600	4/1/2018	Aa3	1,700,000	1,739,355
Whitley County School Finance	4.800	2/1/2021	Aa3	800,000	827,304

					121,987,399
PREREFUNDED BONDS
7.35% of Net Assets
Floyd County KY Public Property Revenue-Justice Center	6.125	9/1/2018	NR	1,240,000	1,305,980
Jefferson County Ky Improvement	6.000	4/1/2020	Aa2/AA*	1,985,000	2,200,770
Jefferson County KY Capital Projects Corporation Revenue	5.600	4/1/2014	Aaa/AAA*	1,000,000	1,050,240
Junction City KY College Revenue-Center College Project	5.875	4/1/2017	A2	1,000,000	1,078,730
Kentucky State Property & Building #79	5.125	10/1/2019	Aaa/AAA*/AAA@	3,000,000	3,307,050
Kentucky State Property & Building #72	5.375	10/1/2015	Aaa/AAA*/AAA@	4,780,000	5,299,921
Kentucky State Property & Buildings #65	6.000	2/1/2011	Aaa/AAA*/AAA@	2,000,000	2,242,160
KY State Property and Buildings Commission Revenue #72	5.000	10/1/2020	Aaa/AAA*/AAA@	11,305,000	12,276,326
KY State Property & Buildings Commission #74	5.000	2/1/2019	Aaa/AAA*/AAA@	3,000,000	3,254,160
Kentucky State Property & Building #74	5.000	2/1/2020	Aaa/AAA*/AAA@	4,000,000	4,338,880
Kentucky State Property & Building #79	5.000	10/1/2021	Aaa/AAA*/AAA@	5,000,000	5,462,700
Kentucky State Property & Building #79	5.000	10/1/2022	Aaa/AAA*/AAA@	1,500,000	1,638,810
Powell County KY School District Finance Corporation	5.900	8/1/2016	A+*	1,185,000	1,223,773
Union County KY Public Property Corporation	6.125	9/1/2015	NR	700,000	724,766
University of Kentucky Consolidated Educational Buildings	5.750	5/1/2015	AAA/Aaa*/AAA@	1,850,000	1,892,606
University of Kentucky Consolidated Education	5.000	5/1/2015	Aaa/AAA*/AAA@	1,305,000	1,408,004

					48,704,876
ESCROWED TO MATURITY BONDS
6.34% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	6/1/2012	Baa1	2,170,000	2,430,118
Jefferson County KY Health Facilities Services - Alliant Health	5.125	10/1/2018	Aaa/AAA*/AAA@	33,000,000	34,389,630
Jefferson County KY Health Facilities Alliant Health Service	5.125	10/1/2017	Aaa/AAA*/AAA@	4,980,000	5,158,334

					41,978,082
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.03% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A-*	270,000	281,494
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A-*	5,000,000	5,224,950
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A-*	2,870,000	2,996,940
Crittenden County Healthcare Facilities	6.300	1/1/2016	NR	2,095,000	2,148,653
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,269,060
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aaa	1,000,000	1,049,920
Kentucky Economic Development Finance Authority Catholic	5.500	9/1/2014	Aa2/AA*/AA@	1,375,000	1,485,000
Kentucky Development Finance Authority Hospital-Appalach	5.850	10/1/2017	BB-*/BB+@	1,000,000	958,960
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	Aa2/AA*/AA@	6,950,000	7,161,211
Kentucky Development Financial Authority Catholic Health	5.750	12/1/2015	Aa2/AA*/AA@	2,000,000	2,182,980
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa2/AA*/AA@	2,000,000	2,095,200
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/1/2010	BBB@	7,000,000	7,513,520
Kentucky Economic Development Finance Authority - Catholic	5.125	10/1/2021	A1/AA*/AA-@	1,000,000	1,065,650
Madison County Ky Industrial Building Revenue - McCready	5.500	6/1/2020	AA-*	1,785,000	1,940,723
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	AAA*	2,435,000	2,572,699

					39,946,960

GENERAL OBLIGATION BONDS
2.58% of Net Assets
Bowling Green Ky General Obligation	5.300	6/1/2018	Aa3	1,000,000	1,080,870
Bowling Green KY General Obligation	4.600	6/1/2018	Aa2	1,290,000	1,329,629
Hardin County KY General Obligation	5.125	6/1/2019	A1	2,255,000	2,385,610
Jefferson County Series A	4.900	12/1/2018	Aa2/AA*	1,605,000	1,678,846
Kentucky Area Development Districts Financing	4.700	6/1/2024	AA*	2,625,000	2,644,320
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/A+*/AA-@	2,750,000	2,862,365
Lexington Fayette Urban County Government Detention Center	4.750	5/1/2018	Aa2/AA+*	3,120,000	3,230,198
Louisville KY General Obligation	5.000	11/1/2019	Aa2/AA*	1,775,000	1,899,499

					17,111,337
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.39% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	8/1/2009	Baa2	8,835,000	8,868,131
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/1/2009	Baa2/NR	1,000,000	1,062,760
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	2,033,069
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	7/1/2012	Aa3/AA-*	3,500,000	3,592,330
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	270,000	271,947

					15,828,237
PUBLIC FACILITIES REVENUE BONDS
1.94% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	9/1/2019	Aa3	1,000,000	1,061,120
Boone County KY Public Property Corporation - Judicial Facilities	5.125	9/1/2022	Aa3	1,750,000	1,854,685
Calloway County Public Property Corporation-Courthouse	5.625	3/1/2018	A*	1,000,000	1,069,540
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	545,000	566,457
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A3	1,060,000	1,095,425
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A2	1,305,000	1,379,920
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A2	1,380,000	1,458,991
Kentucky State Property & Building Commission Project #63	5.100	11/1/2018	Aa3/AAA*/AA-@	2,000,000	2,162,520
KY State Property & Buildings Community Revenues #67	5.125	9/1/2018	Aa3/AAA*/AA-@	1,000,000	1,089,300
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A+*	1,060,000	1,108,442

					12,846,400
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.49% of Net Assets
Florence KY Housing Facility Revenue	6.300	8/15/2019	A/A*	2,615,000	2,796,586
Kentucky Housing Corporation	4.550	7/1/2024	Aaa/AAA*	6,000,000	5,984,340
KY State Property & Buildings Community Revenue Project #67	5.125	9/1/2016	Aa3/AAA*/AA-@	1,000,000	1,090,330

					9,871,256
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.45% of Net Assets
Berea Educational Facilities Revenue	4.125	6/1/2022	Aaa	2,190,000	2,128,133
Georgetown College Project Series A	6.000	11/15/2016	A*	1,000,000	1,076,340
Georgetown College Project Series A	6.250	11/15/2020	A*	4,000,000	4,319,360
Jefferson County KY College Project Bellarmine College	5.250	5/1/2019	Baa2	2,000,000	2,061,900

					9,585,733
CERTIFICATES OF PARTICIPATION BONDS
.72% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	9/1/2009	A3	1,060,000	1,082,334
Jeffersontown KY Certificate of Participation	5.750	11/1/2015	A3	1,095,000	1,155,937
Shelbyville KY Certificates of Participation	5.350	10/1/2013	NR	1,295,000	1,361,926
Shelbyville KY Certificate of Participation	5.450	10/1/2017	NR	1,130,000	1,168,443

					4,768,640
MUNICIPAL UTILITY REVENUE BONDS
.28% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	1/1/2007	BBB-*	575,000	580,187
KY Rural Water Financial Corporation Public Project Revenue	5.375	2/1/2020	AA-*	1,140,000	1,247,616

					1,827,803

Total Investments (cost $649,384,901)(a) - 100.87% of Net Assets					668,245,926

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

^	Security in technical default paying principal and interest

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$23,300,906
Unrealized depreciation	(4,439,881)

Net unrealized appreciation	$18,861,025

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
47.98% of Net Assets
Ballard County KY School District Finance Corporation	3.500	06/01/2010	Aaa/AAA@	1,620,000	1,631,383
Boone County School District Finance Corporation Series B	3.750	05/01/2008	Aaa/AAA@	1,190,000	1,215,716
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA@	505,000	526,372
Carrollton & Henderson KY Public Energy Authority Gas Reven	5.000	01/01/2006	Aaa/AAA*/AAA@	1,000,000	1,018,720
Carrollton & Henderson Ky Public Energy Authority Gas Rev A	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,884,221
Carrollton & Henderson KY Public Energy Authority Gas Reven	4.200	01/01/2006	Aaa/AAA*/AAA@	750,000	759,615
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	520,495
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,052,079
Jefferson County KY Health Facility University Medical Ctr	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	317,571
Jefferson County KY School District Finance Corporation S:A	4.900	01/01/2008	Aaa/AAA*/AAA@	550,000	577,506
Jefferson County KY School District Finance Corporation S:A	5.000	01/01/2009	Aaa/AAA*/AAA@	750,000	798,405
Jefferson County School District Finance Corporation S:A	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,194,214
Kentucky Asset/Liability Community General Fund Revenue Bond	5.000	07/15/2009	Aaa/AAA*/AAA@	1,000,000	1,071,550
KY Asset/Liability Community General Fund Project Notes	5.000	07/15/2010	Aaa/AAA*/AAA@	1,000,000	1,078,310
KY Economic Development Finance Authority Ashland Hospital	5.000	02/01/2010	Aaa/AAA*/AAA@	1,000,000	1,070,710
KY Economic Development Finance Authority Appalachian Hosp	5.500	10/01/2007	A*	1,000,000	1,048,450
KY Economic Development Finance Authority Appalachian Hosp	5.700	10/01/2010	A*	1,000,000	1,064,780
KY State Property & Building Commission Project #69 Ser D	5.500	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,230,459
KY STATE PROPERTY & BUILDING COMMISSION PROJECT #69	5.000	08/01/2008	Aaa/AAA*/AAA@	1,320,000	1,400,507
KY State Property & Building Commission Project #69-Series B	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,736,365
Kentucky State Property & Building Community Project #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	819,285
KY Property & Building Commission Project #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,104,706
KY Property & Building Commission Project #73 Series D	5.500	08/01/2007	Aaa/AAA*/AAA@	2,000,000	2,119,200
KY State Property & Building Commission Project #82	5.000	10/01/2007	Aaa/AAA*/AAA@	1,180,000	1,239,047
KY State Property & Building Commission Project #81	5.000	11/01/2009	Aaa/AAA*/AAA@	1,010,000	1,086,003
Kentucky State Property & Building Commission Project #74	5.375	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,082,330
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA*/AAA@	3,000,000	3,173,250
KY State Turnpike Authority Revitalization Projects	5.500	07/01/2009	Aaa/AAA*/AAA@	3,775,000	4,114,108
KY State Turnpike Authority Revitalization Project Series A	5.500	07/01/2010	Aaa/AAA*/AAA@	1,000,000	1,102,150
KY State Turnpike Authority Revitalization Project	5.500	07/01/2007	Aaa/AAA*/AAA@	1,250,000	1,321,913
Louisville Jefferson County KY Visitors Convention Center	5.000	12/01/2010	Aaa/AAA*/AAA@	1,350,000	1,460,417
Marion County Ky Alliant Health System Revenue	4.200	10/01/2007	AAA*/AAA@	325,000	335,910
Northern KY University Certificates of Participation Stdt H	5.000	12/01/2007	Aaa/AAA*/AAA@	1,190,000	1,253,320
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,070,859
University Of KY Consolidated Education Building Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,198,247
University Of KY Consolidated Education Building Series S	3.500	05/01/2011	Aaa/AAA@	1,040,000	1,038,274

					47,716,447
LEASE REVENUE BONDS
18.52% of Net Assets
Harlan County School District Finance Corporation	5.000	09/01/2009	Aa3/A+*	500,000	534,015
Jefferson County Ky School District Finance Corporation S:B	4.400	02/01/2008	Aa3/AA-*	500,000	518,720
Kentucky Asset/Liability Community General Fund Project Nts	5.000	02/01/2007	AA3/A+*/AA-@	500,000	518,955
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,300,000	1,394,289
KY Infrastructure Authority Series A	5.000	06/01/2007	Aa3/A+*/AA-@	950,000	991,762
KY Infrastructure Authority Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,156,260
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,029,980
KY Infrastructure Authority Revolving Fund Program Ser:L	5.000	06/01/2006	Aa3/A+*	415,000	426,164
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,751
KY State Property & Building Community Revenue Project #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	539,165
KY State Property & Building Commission Road Fund Proj #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,019,840
KY Property & Building Commission Project #73	5.250	11/01/2009	Aa3/A+*/AA-@	1,790,000	1,942,830
Kentucky State Property & Building Commission Project #73	5.250	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,279,990
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,051,440
Logan/Todd Regional Water Revenue	4.000	02/01/2007	MIG1	2,500,000	2,552,250
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	454,523

					18,420,934
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.76% of Net Assets
Kentucky Economic Development Finance Authority Catholic H	4.250	10/01/2009	A1/AA-*/AA-@	255,000	261,296
Kentucky Economic Development Finance Authority Catholic H	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,032,990
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2006	Aa2/AA*/AA@	1,790,000	1,863,623
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,298,261

KY Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,182,980
Kentucky Economic Development Finance Authority Norton Hea	6.125	10/01/2010	BBB+@	1,000,000	1,073,360

					8,712,510
ESCROWED TO MATURITY BONDS
6.47% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR	1,500,000	1,632,750
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA*/AAA@	4,440,000	4,796,710

					6,429,460
GENERAL OBLIGATION BONDS
5.24% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,912,650
Lexington-Fayette Urban County Government General Obligation	3.125	02/01/2011	Aa2/AA+*	1,165,000	1,143,902
Lexington-Fayette Urban County Government General Obligation	3.625	07/01/2010	Aa2/AA+*	1,135,000	1,150,413

					5,206,965
MUNICIPAL UTILITY REVENUE BONDS
4.50% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	07/01/2007	Baa1	1,040,000	1,031,846
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	07/01/2007	Aa3/AA*	1,290,000	1,350,540
Louisville KY Waterworks Board Water System Revenue Refundi	4.250	11/15/2007	Aa1/AA*	1,000,000	1,034,340
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA*	1,000,000	1,056,870

					4,473,596
PREREFUNDED BONDS
3.22% of Net Assets
Kentucky State Property & Building Commission Project #66	5.700	05/01/2018	Aaa/AAA*/AAA@	1,430,000	1,587,944
Ky State Property & Building Commission Revenue Project #59	5.600	11/01/2007	Aaa/A+*/AAA@	1,550,000	1,611,225

					3,199,169
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.32% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2	1,500,000	1,505,625
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Baa2	500,000	531,380
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	265,000	266,911

					2,303,916
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.01% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A2/A*	1,000,000	1,003,310

					1,003,310
CERTIFICATES OF PARTICIPATION BONDS
.53% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	510,000	530,543

					530,543

Total Investments (cost $96,999,016)(a) - 98.55% of Net Assets					97,996,850

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,492,548
Unrealized depreciation	(494,715)

Net unrealized appreciation	$997,833

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds – 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.78% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/NR/AAA	30,000	30,888
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/NR/AAA	75,000	79,540
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA/AAA	30,000	32,339
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	NR/AAA/AAA	100,000	104,401
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa/NR/AAA	20,000	21,602
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA/AAA	50,000	53,340
Madison County MS School District - Series A	5.250	09/01/2020	Aaa/AAA/AAA	25,000	27,180
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	NR/AAA	100,000	113,349
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA	100,000	100,849
MS Development - Madison County Road & Bridge Project	5.250	06/01/2023	Aaa/NR	50,000	52,921
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa/NR	50,000	52,886
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA/AAA	10,000	10,653
MS Development BK Special Obligation Natchez Convention Cnt	5.800	07/01/2019	Aaa/AAA/AAA	25,000	28,352
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	07/01/2024	Aaa/AAA/AAA	105,000	115,954
MS Development BK Special Obligation Gulfport Combined Wate	5.500	07/01/2015	Aaa/AAA/AAA	10,000	11,227
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA/AAA	5,000	5,579
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA/AAA	10,000	10,903
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA/AAA	30,000	32,304
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA	50,000	51,814
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA/AAA	100,000	103,843
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA/AAA	100,000	108,184
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	NR/AAA	50,000	52,197
MS Development Bank Special Obligation Desoto County	5.000	11/01/2022	Aaa/AAA	25,000	25,868
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/NR/AAA	100,000	100,623
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	Aaa/AAA/AAA	75,000	89,476
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA/AAA	100,000	105,095
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	NR/A	125,000	123,630
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/NR/AAA	45,000	47,885
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	Aaa/AAA/AAA	250,000	270,003
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA/AAA	25,000	27,354
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/NR/AAA	75,000	82,823
MS State University Educational Building Corporate Revenue	4.000	08/01/2015	Aaa/NR/AAA	65,000	65,047
Natchez MS Water & Sewer System Revenue	5.700	08/01/2017	Aaa/AAA/AAA	150,000	158,844
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/NR/AAA	100,000	96,006
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/NR/AAA	30,000	31,277
Pearl River County MS Certificate Participation	4.500	04/01/2021	Aaa/NR/AAA	200,000	202,008
Southern MS Education Building Corporation Revenue MS	5.100	03/01/2020	Aaa/AAA	70,000	73,745
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa/NR	10,000	11,093
Stone County MS School District	4.000	06/01/2016	Aaa/NR/AAA	100,000	99,638
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA/AAA	20,000	21,377
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA	5,000	5,339
Walnut Grove Correctional Authority Certificates of Part	6.000	11/01/2019	Aaa/AAA/AAA	90,000	102,299
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	NR/AAA/AAA	15,000	15,769

					2,955,504
GENERAL OBLIGATION BONDS
18.06% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	NR/A/NR	35,000	36,599
Hinds County MS School District	4.750	03/01/2015	NR	50,000	51,567
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	NR/A-	25,000	26,148
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2/NR	20,000	21,795
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	NR/BBB+	145,000	144,384
Mississippi State	5.100	11/15/2012	Aa3/AA/AA	10,000	10,992
Mississippi State General Obligation Series A	5.500	12/01/2015	Aa3/AA/AA	100,000	112,915
MS State Refunded - Series A	5.250	11/01/2019	Aa3/AA/AA	325,000	360,792
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,792

					775,984
PREREFUNDED BONDS
7.21% of Net Assets
MS Development BK Special Obligation Adams County Juvenile	5.900	07/01/2017	nr/A	10,000	11,064
MS State Capital Improvements	5.000	11/01/2018	Aa3/AA/AA	125,000	135,783
MS State Capital Improvements	5.000	11/01/2020	Aa3/AA/AA	50,000	54,313

Mississippi State Capital Improvements	5.000	11/01/2021	Aa3/AA/AA	100,000	108,626

					309,786
MUNICIPAL UTILITY REVENUE BONDS
1.49% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	NR/A	10,000	10,524
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	NR/A	50,000	53,412

					63,936
ESCROWED TO MATURITY BONDS
1.31% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/Aaa	25,000	27,270
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR/AAA	25,000	29,181

					56,451
PUBLIC FACILITIES REVENUE BONDS
1.21% of Net Assets
Mississippi Development Bank Special Obligation - Southaven	6.200	03/01/2020	NR/A	10,000	11,143
Vicksburg Warren MS School District	4.700	02/01/2017	NR/AA-	40,000	40,892

					52,035
CERTIFICATES OF PARTICIPATION BONDS
.98% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa/NR/AAA	40,000	42,118

					42,118

Total Investments (cost $4,123,368)(a) - 99.04% of Net Assets					4,255,814

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	not rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$155,397
Unrealized depreciation	(22,951)

Net unrealized appreciation	$132,446

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
55.98% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/1/2017	Aaa/NR*/AAA@	500,000	522,901
Charlotte NC Airport Revenue Series A	5.250	7/1/2023	Aaa/AAA*/AAA@	1,000,000	1,070,220
Cumberland County NC Certificates of Participation Civic Cr	5.000	12/1/2018	Aaa/AAA*/AAA@	500,000	522,935
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	NR/AA*/AA@	1,000,000	1,051,360
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA*/AAA@	250,000	273,005
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA*/AAA@	500,000	535,590
Gaston County NC Certificates of Participation Public Facil	5.250	12/1/2016	Aaa/AAA*/AAA@	850,000	900,014
Gastonia NC Combined Utilities Systems Revenue	5.625	5/1/2019	Aaa/AAA*/AAA@	500,000	550,070
Greenville NC Housing Developement Corp Series A	5.800	7/1/2024	Aaa/AAA*/AAA@	35,000	35,446
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA*/AAA@	1,475,000	1,565,388
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	NR/AAA*/NR@	100,000	103,476
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA*/AAA@	250,000	264,278
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA*/NR@	100,000	105,521
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA*/AAA@	1,110,000	1,159,451
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA*/AAA@	1,000,000	1,059,600
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	NR/AA*/NR@	600,000	631,080
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	NR/AA*/NR@	630,000	646,311
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA*/AAA@	150,000	152,265
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA*/AAA@	345,000	367,049
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA*/AAA@	1,000,000	1,061,300
NC Eastern Municipal Power Agency Power System Revenue	6.000	1/1/2018	Aaa/AAA*/AAA@	1,000,000	1,170,810
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA*/AAA@	50,000	53,360
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA*/AAA@	60,000	64,061
NC MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA ELECTRIC REVENUE	5.250	1/1/2019	Aaa/AAA*/AAA@	1,000,000	1,076,310
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA*/AAA@	500,000	525,220
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/1/2020	Aaa/AAA*/AAA@	350,000	356,720
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA*/AAA@	500,000	522,155
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	Aaa/AAA*/AAA@	5,000	5,164
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA	50,000	52,746
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA*/NR@	80,000	84,873
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	500,000	525,335
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA*/AAA@	700,000	736,771
Pitt County NC Certificates of Participation Public Facil	5.850	4/1/2017	Aaa/AAA*/AAA@	100,000	108,029
Pitt County NC Certificates of Participation School Facil	5.500	4/1/2020	Aaa/AAA*/AAA@	500,000	543,945
Raleigh Durham NC Airport Authority	5.250	11/1/2018	Aaa/NR*/AAA@	1,000,000	1,074,160
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa/NR*/AAA@	1,000,000	1,045,420
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA*/AAA@	500,000	559,125
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA*/AAA@	500,000	542,405
University of NC System Pool Revenue Series C	5.000	4/1/2019	Aaa/NR*/AAA@	1,000,000	1,057,130
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA*/AAA@	120,000	127,039
Wilson Combined Enterprise System	4.700	12/1/2022	Aaa/AAA*/NR@	500,000	513,570
University of NC at Winston-Salem Student Services Revenue	5.400	6/1/2012	Aaa/AAA*/AAA@	10,000	10,257

					23,331,865

HOSPITAL AND HEALTHCARE REVENUE BONDS
13.87% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	1/15/2021	Aa3/AA*/NR@	250,000	259,910
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	1/15/2026	Aa3/AA*/NR@	50,000	52,022
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	1/15/2017	Aa3/AA*/NR@	750,000	773,678
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-*/A-@	1,000,000	1,027,680
NC Medical Care Health Care Facilities Revenue Novant Healt	5.000	11/1/2017	Aa3/AA-*/AA-@	1,000,000	1,063,790
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2017	Aa3/AA*/AA@	900,000	927,405
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2021	Aa3/AA*/AA@	150,000	154,445
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+*/NR@	150,000	155,525
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/1/2013	Aa3/AA-*/AA-@	800,000	853,072
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/1/2018	Aa3/AA-*/AA-@	500,000	515,145

					5,782,672

CERTIFICATES OF PARTICIPATION BONDS
8.36% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	4/1/2021	Aa3/AA-*/AA-@	650,000	680,973
Charlotte NC Certificates of Participation Convention Facil	5.500	12/1/2020	Aa2/AA+*/NR@	700,000	767,648

Charlotte NC Certificates of Participation Government Facil	5.250	6/1/2020	Aa2/AA+*/AA@	1,000,000	1,077,630
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+*/AA+@	400,000	422,604
Forsyth County NC Certificates of Participation	5.125	10/1/2017	Aa1/AA+*/AA+@	500,000	536,375

					3,485,230

PREREFUNDED BONDS
7.36% of Net Assets
Fayetteville NC Public Works Community Revenue	5.100	3/1/2015	Aaa/AAA*/AAA@	400,000	421,448
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/NR*/A+@	55,000	58,796
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	Aaa/BBB*/BBB+@	15,000	17,961
North Carolina Public Improvement	5.250	3/1/2016	Aa1/AAA*/AAA@	1,000,000	1,097,590
Union County NC Enterprise System Revenue	5.500	6/1/2021	Aaa/AAA*/AAA@	245,000	258,296
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2019	A1/AA-*/NR@	105,000	109,575
Winston-Salem NC Water & Sewer System Revenue	5.125	6/1/2020	Aa2/AAA*/AA@	1,000,000	1,103,310

					3,066,976

LEASE REVENUE BONDS
4.41% of Net Assets
New Hanover County NC Hospital Revenue	4.750	10/1/2023	Aaa/AAA*/AAA@	790,000	793,136
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/1/2021	Aa2/AA+*/AA@	1,000,000	1,046,490

					1,839,626

GENERAL OBLIGATION BONDS
2.59% of Net Assets
Cary NC General Obligation Bond	5.000	3/1/2019	Aaa/AAA*/AAA@	1,000,000	1,080,130

					1,080,130

PUBLIC FACILITIES REVENUE BONDS
1.86% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/1/2022	Aa2/AA*/AAA@	700,000	733,887
Shelby NC Combined Enterprise System Revenue	5.625	5/1/2014	Baa1/A-*/NR@	40,000	40,908

					774,795

MUNICIPAL UTILITY REVENUE BONDS
1.35% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	6/1/2019	Aa2/AA+*/NR@	520,000	561,673

					561,673

ESCROWED TO MATURITY BONDS
.82% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/NR*/AA-@	325,000	340,473

					340,473

STATE AND LOCAL MORTGAGE REVENUE BONDS
.79% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	9/1/2015	Aa2/AA*/NR@	55,000	56,069
NC Housing Finance Agency Single Family Revenue Series II	6.200	3/1/2016	Aa2/AA*/NR@	40,000	41,341
NC Housing Finance Agency Single Family Revenue Series KK	5.875	9/1/2017	Aa2/AA*/NR@	60,000	61,822
NC Housing Finance Agency Home Ownership Revenue	5.125	7/1/2013	Aa2/AA*/NR@	70,000	71,952
Vance County NC Housing Mortgage Revenue Henderson Proj	6.150	3/1/2022	Aa2/NR*@	100,000	100,041

					331,225

Total Investments (cost $38,687,094)(a) - 97.39% of Net Assets					40,594,665

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	not rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,937,333
Unrealized depreciation	(29,762)

Net unrealized appreciation	$1,907,571

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
51.60% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600	06/01/2005	Aaa/AAA*/AAA@	50,000	50,189
Carteret County NC General Obligation	5.400	05/01/2009	Aaa/AAA*/AAA@	100,000	104,571
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	106,414
Charlotee NC Certificates of Participation Series A	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,086,120
Coastal Regulation Solid Waste Management Authority NC	4.250	06/01/2005	Aaa/AAA*/AAA@	125,000	125,439
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA*/A-@	150,000	154,568
Duplin County NC Certificates of Participation	3.000	09/01/2009	Aaa/AAA*/AAA@	225,000	223,247
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	104,345
Harnett County Nc Certificates Of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	261,050
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*/AAA@	150,000	156,269
Haywood County NC Certificates of Participation	4.000	10/01/2009	Aaa/AAA*/AAA@	400,000	412,632
Johnston County NC Certificates of Participation Jud Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	105,187
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	210,386
Lincoln County Certificate of Participation	4.500	06/01/2009	Aaa/AAA*/AAA@	500,000	526,345
New Hanover County NC Regional Medical Center Hospital	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	103,773
North Carolina Medical Care Community Hospital Chatham Memoral	3.625	10/01/2010	AA*/AA@	100,000	99,433
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*/AAA@	200,000	213,492
North Carolina Eastern Municipal Power Agency Power Sys Rev	6.125	01/01/2009	BAA2/A*	120,000	130,138
NC Municipal Power Agency Number 1-Catawba Electric	6.000	01/01/2008	Aaa/AAA*/AAA@	250,000	270,123
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	222,712
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	500,000	537,020
North Carolina Medical Care Community Hospital-Scotland Memoral	5.375	10/01/2011	AA*	60,000	61,277
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	78,668
North Carolina Medical Care Community Hospital Wayne Memoral	4.250	10/01/2006	Aaa/AAA@	100,000	102,278
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	366,331
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	480,069
NC Municipal Power Agency No 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*/AAA@	125,000	129,878
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA*/AAA@	200,000	210,880
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	216,662
Pitt County NC Certificates of Participation Public Facilities	5.350	04/01/2007	Aaa/AAA*/AAA@	500,000	525,525
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	106,680
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/01/2007	Aaa/AAA@	500,000	531,605
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	154,653
University NC System Pool Revenue Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	200,000	214,582
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	270,518

					8,653,059

HOSPITAL AND HEALTHCARE REVENUE BONDS
10.83% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	01/15/2007	Aa3/AA*	200,000	208,094
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	206,392
NC Community Health Care Facility Duke Hospital	4.100	06/01/2005	Aa3/AA*/AA@	100,000	100,303
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*/AA@	200,000	206,750
North Carolina Medical Care Community Hospital Novant Health	5.000	11/01/2008	Aa3/AA-*/AA-@	300,000	318,972
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	283,170
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+*	325,000	337,600
North Carolina Medical Care Community Hospital St Joseph	4.300	10/01/2007	Aa3/AA/AA@	150,000	154,553

					1,815,834

GENERAL OBLIGATION BONDS
10.52% of Net Assets
Cary NC General Obligation	4.250	03/01/2008	Aaa/AAA*/AAA@	400,000	414,876
Durham NC Certificates of Participation	5.100	06/01/2005	Aa1/AA+*	100,000	100,476
Forsyth County Nc Public Improvement General Obligation S:A	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	262,998
Hickory Nc General Obligation	4.300	05/01/2006	Aa3/AA-*	80,000	81,502
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA*	150,000	156,215
NC State General Obligation Series A	4.750	04/01/2006	Aa1/AAA*/AAA@	200,000	204,416
North Carolina State General Obligation Series A	4.750	04/01/2008	Aa1/AAA*/AAA@	100,000	105,190
North Carolina State General Obligation Series A	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	105,280
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	158,522
North Carolina State Public School Building General Obligat	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	52,810
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	121,391

					1,763,676

CERTIFICATES OF PARTICIPATION BONDS
8.79% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-*/AA-@	55,000	56,541
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	104,386
Charlotte NC Certificates of Participation Series D	5.750	06/01/2006	Aa1/AA+*	100,000	103,674
Charlotte NC Certificates of Participation Series D	5.750	06/01/2007	Aa1/AA+*	100,000	106,155
Charlotte NC Certificates of Participation Series D	5.750	06/01/2008	Aa1/AA+*	100,000	107,835
Charlotte NC Certificates of Participation Series B	5.000	06/01/2009	Aa1/AA+*	100,000	106,603
Durham County Nc Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	222,031
Durham County NC Certificates of Participation Series B	4.950	12/01/2005	Aa1/AA+*	130,000	132,201
Durham NC Certificates of Participation Series B	5.000	06/01/2008	Aa1/AA+*	100,000	105,228
Durham NC Certificates Of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	322,041
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	106,882

					1,473,577

LEASE REVENUE BONDS
6.20% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	79,006
Greensboro NC Enterprise System Revenue Series A	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	540,675
Raleigh NC Combination Enterprise System Revenue	5.000	03/01/2009	Aa1/AAA*	150,000	158,666
Winston Salem NC Certificates of Participation Series A	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	102,979
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa2/AAA*/AA@	150,000	158,589

					1,039,915

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.69% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/01/2011	Aa3/AA*	530,000	575,538
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	211,263

					786,801

PREREFUNDED BONDS
2.78% of Net Assets
Wake County NC General Obligation Unlimited	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	258,280
Wake County NC General Obligation	4.600	03/01/2011	Aaa/AAA*/AAA@	200,000	207,782

					466,062

ESCROWED TO MATURITY BONDS
1.00% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	01/01/2010	Aaa/AAA*/A-@	140,000	167,915

					167,915

MUNICIPAL UTILITY REVENUE BONDS
.63% of Net Assets
Orange County Water & Sewer Authority Revenue	4.350	07/01/2010	Aa1/AA+*/AAA@	100,000	104,957

					104,957

Total Investments (cost $16,154,042)(a) - 97.04% of Net Assets					16,271,796

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	not rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$197,021
Unrealized depreciation	(79,267)

Net unrealized appreciation	$117,754

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds - 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
43.36% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	Aaa/NR*@	1,050,000	1,144,781
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa/NR*/AAA@	200,000	212,978
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*/NR@	50,000	52,699
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*/AAA@	800,000	832,224
Giles County TN	4.500	02/01/2018	Aaa/NR*/AAA@	1,000,000	1,027,150
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/NR*/AAA@	1,410,000	1,459,195
Hawkins County TN Refunding General Obligation Bond	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	208,414
Jackson TN Hospital Revenue Bonds	5.000	04/01/2028	Aaa/AAA*/AAA@	1,550,000	1,579,822
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*/NR@	310,000	316,200
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,186,520
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/NR*/AAA@	710,000	719,471
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	NR/AAA*/NR@	495,000	531,937
Knox County TN Health Educational & Housing Facs Baptist	5.500	04/15/2017	Baa3/AAA*/NR@	1,315,000	1,390,008
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,551
Knox County TN Health Educational & Housing Facilities	5.000	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,042,300
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	400,000	430,604
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,543,575
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,588,487
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,180,291
Metropolitan Nashville & Davidson County TN Adventist Sys	5.750	11/15/2025	Aaa/AAA*/AAA@	1,150,000	1,197,231
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA*/NR@	100,000	104,876
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA*/NR@	350,000	367,826
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,051,800
Montgomery County TN	4.750	05/01/2016	Aaa/NR*/AAA@	1,850,000	1,973,173
Montgomery County TN	4.750	05/01/2020	Aaa/NR*/AAA@	1,000,000	1,047,700
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa/NR*@	265,000	275,502
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa/NR*@	1,000,000	1,073,540
Robertson County TN	4.500	06/01/2015	Aaa/NR*/AAA@	1,750,000	1,823,815
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	09/01/2015	Aaa/AAA*/AAA@	100,000	101,011
Shelby County TN Health Educational & Housing Heritage Place	6.900	07/01/2014	Aaa/AAA*/AAA@	140,000	141,975
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	620,000	659,810
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	735,195
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	518,585
Smith County TN General Obligation Bonds	5.000	04/01/2021	Aaa/NR*/AAA@	720,000	766,858
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	NR/AA*/AA@	1,000,000	1,041,780
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	NR/AA*/AA@	2,500,000	2,593,775
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	NR/AA*/AA@	1,000,000	989,510
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/NR*/AAA@	1,120,000	1,217,843
Wilson County TN Referendum	5.000	04/01/2018	Aaa/NR*/AAA@	1,000,000	1,071,050

					35,211,062

GENERAL OBLIGATION BONDS
16.70% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	06/01/2018	Aa2/NR*@	1,000,000	1,042,050
Franklin TN Water & Sewer Revenue & Tax Bonds	5.000	04/01/2024	Aaa/NR*@	750,000	803,520
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*/NR@	300,000	314,778
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,356,950
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	1,500,000	1,572,540
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,110,480
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*/NR@	500,000	520,555
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa2/AA*/NR@	100,000	104,419
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	510,250
Williamson County TN Refunding General Obligation Bond	5.000	03/01/2020	Aa1/NR*@	645,000	695,058
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1/NR*@	750,000	786,390
Williamson County TN Series B GO Bonds	5.000	05/01/2023	Aa1/NR*@	1,400,000	1,474,760
Williamson County TN General Obligation Bond	5.000	05/01/2022	Aa1/NR*@	1,400,000	1,475,922
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/NR*AAA@	745,000	795,258

					13,562,930

HOSPITAL AND HEALTHCARE REVENUE BONDS
15.07% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,031,590
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*/AAA@	2,175,000	2,376,035
Knox County TN Health Educational & Housing Facs University	5.750	04/01/2019	Baa1/NR*/A-@	1,000,000	1,039,510
Metropolitan Nashville & Davidson County TN Adventist Sys	6.250	11/15/2015	A2/A*/NR@	1,100,000	1,217,029

Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*/NR@	2,185,000	2,294,032
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	NR/AA*/NR@	2,500,000	2,580,925
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	NR/AA*/NR@	1,660,000	1,698,661

					12,237,782

MUNICIPAL UTILITY REVENUE BONDS
7.28% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	NR/AA*/AA@	1,500,000	1,596,450
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/NR*/AAA@	1,000,000	1,058,180
Knoxville TN Gas System Revenue Bond Series J	5.000	03/01/2017	Aa3/AA*/NR@	700,000	728,399
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA*/NR@	435,000	455,058
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	746,977
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,143,416
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*/NR@	185,000	185,720

					5,914,200

PREREFUNDED BONDS
6.40% of Net Assets
Cookeville TN Industrial Development Board General Hospital	5.625	10/01/2016	NR*@	200,000	212,784
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*/NR@	5,000	5,663
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	NR/AAA*/AAA@	2,000,000	2,103,300
Marion County TN General Obligation	6.000	04/01/2018	Aaa/NR*/AAA@	950,000	1,053,265
Memphis TN General Obligation Bond	5.250	04/01/2016	Aa2/AA*/AA-@	610,000	655,585
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*/NR@	60,000	72,621
Williamson County TN General Obligation	5.375	03/01/2019	Aa1/NR*@	1,000,000	1,093,430

					5,196,648

STATE AND LOCAL MORTGAGE REVENUE
5.69% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*/NR@	200,000	202,986
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*/NR@	740,000	777,918
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*/NR@	505,000	528,755
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*/NR@	3,000,000	3,107,580

					4,617,239

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.16% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	NR/AA*/NR@	1,700,000	1,756,525

					1,756,525

ESCROWED TO MATURITY BONDS
1.55% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,050,910
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2/NR*@	200,000	209,530

					1,260,440

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.37% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	NR/AAA*NR@	20,000	23,756
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	NR/AAA*/NR@	25,000	28,712
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	NR/AAA*/NR@	25,000	29,149
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	NR/AAA*/NR@	100,000	117,169
Maury County TN Pollution Control Revenue Saturn Corp Proj	6.500	09/01/2024	Baa2/BBB-*/NR@	100,000	102,422

					301,208

LEASE REVENUE BONDS
0.33% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*/NR@	250,000	266,860

					266,860

Total Investments (cost $78,281,658)(a) - 98.91% of Net Assets					80,324,894

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	not rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,358,563
Unrealized depreciation	(315,327)

Net unrealized appreciation	$2,043,236

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennesee Municipal Bonds — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
53.14% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	715,000	781,169
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/01/2006	Aaa/AAA*/AAA@	50,000	51,073
Columbia Tn Waterworks Revenue Bonds	5.000	12/01/2008	Aaa/AAA@	100,000	106,604
Gatlinburg TN General Obligation	5.000	05/01/2008	Aaa	100,000	105,467
Hardeman County TN Correctional Facility Revenue	7.000	08/01/2005	A*	240,000	243,348
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	328,428
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	133,353
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	317,205
Knox County TN Health Education & Housing Baptist Health	5.000	04/15/2006	Aaa/AAA*	100,000	102,329
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	285,709
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/01/2008	Aaa/AAA*/AAA@	250,000	255,970
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	559,020
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	159,644
Memphis TN Electric System Revenue Series A	5.000	12/01/2009	Aaa/AAA*/AAA@	200,000	213,958
Memphis TN Sanitation Sewer Revenue	5.000	10/01/2008	Aaa/AAA*/AAA@	350,000	372,852
Metropolitan Government of Nashville & Davidson County Hsg	5.500	01/01/2007	Aaa*	400,000	412,064
Metropolitan Government of Nashville & Davidson County Water	5.000	01/01/2008	Aaa/AAA*/AAA@	500,000	527,675
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa	400,000	419,356
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	257,793
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	206,978
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*/AAA@	220,000	227,267
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	267,283
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	104,623
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	104,586
Shelby County TN Health Education & Housing Facility Rhodes	4.350	08/01/2006	Aaa/AAA*/AAA@	70,000	71,565
Sullivan County TN Wellmont Hospital Health System Project	3.000	09/01/2009	Aa/AA*	475,000	462,878
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*/AA@	335,000	355,144
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	529,505
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	650,000	695,273
Tennergy Corporation TN Gas Revenue	4.125	06/01/2009	Aaa/AAA*/AAA@	100,000	103,538
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	09/01/2006	Aaa/AAA*/AAA@	100,000	102,317
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	219,765
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*/AAA@	300,000	314,019
TN Energy Acquisition Corporation Gas Revenue Ser:B	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	308,381
TN State General Obligation Series A	5.250	02/01/2008	Aaa/AAA*/AAA@	140,000	148,723
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA@	720,000	781,186

					10,636,048

GENERAL OBLIGATION BONDS
21.91% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	552,830
Hamilton County TN General Obligation Series A	4.550	08/01/2009	Aa1/AA+@	100,000	104,120
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	95,496
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	703,395
Metropolitan Government of Nashville & Davidson County TN	5.250	10/15/2009	Aa2/AA*/AA+@	120,000	129,944
Metropolitan Government of Nashville & Davidson County GO	5.250	10/15/2009	Aa2/AA*/AA+@	380,000	411,491
Metropolitan Government Nashville & Davidson County TN GO	4.250	11/15/2007	Aa2/AA*	100,000	103,356
Metropolitan Government Nashville & Davidson County TN	5.125	11/15/2013	Aa2/AA*	300,000	322,707
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	267,253
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	208,206
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	108,649
Shelby County TN Public Improvement & Schools	5.000	04/01/2008	Aa2/AA+*/AA@	1,000,000	1,056,970
Tennessee State General Obligation Series B	5.000	05/01/2009	Aa2/AA*/AA@	300,000	320,862

					4,385,279

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.16% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vandy	5.750	01/01/2008	Aa2/AA*	250,000	268,003
Metropolitan Government of Nashville & Davidson County Vandy	6.000	05/01/2008	Aa2/AA*	510,000	553,937
Tn State School Board Authority Higher Education Facility	4.300	05/01/2008	Aa3/AA-*	490,000	508,027
Tennessee State School Board Authority Higher Education	4.800	05/01/2014	Aa2/AA-*	100,000	103,558

					1,433,525

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.16% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*/AA@	700,000	730,653
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,779

					833,432

PREREFUNDED BONDS
4.19% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	06/01/2011	Aaa	100,000	105,612
Marion County TN General Obligation	6.000	04/01/2024	Aaa/AAA@	200,000	221,740
Metropolitan Government Nashville & Davidson County Hospital	5.125	11/01/2027	Aaa/AA+@	250,000	271,550
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA*	200,000	209,656

					808,558

LEASE REVENUE BONDS
2.63% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	265,950
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-*/A+@	255,000	260,217

					526,167

ESCROWED TO MATURITY BONDS
2.47% of Net Assets
Shelby County TN Health Education & Housing Methodist Health	6.250	08/01/2009	Aaa/AAA*	440,000	494,063

					494,063

MUNICIPAL UTILITY REVENUE BONDS
1.41% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	03/01/2010	Aa3/AA*	170,000	179,202
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA*/AA@	100,000	102,870

					282,072

STATE AND LOCAL MORTGAGE REVENUE BONDS
.60% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	NR	240,000	120,000

					120,000

Total Investments (cost $19,557,263)(a) - 97.52% of Net Assets					19,519,144

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$175,177
Unrealized depreciation	(213,296)

Net unrealized depreciation	$(38,119)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies — 100%
March 31, 2005

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
36.20% of Net Assets
Medium Term Note	7.000%	8/15/2014	Aaa/AAA	500,000	576,898
Medium Term Note	5.875	9/19/2017	Aaa/AAA	783,333	783,541
Medium Term Note	5.625	2/12/2018	Aaa/AAA	1,500,000	1,489,589
Medium Term Note	5.250	5/21/2018	Aaa/AAA	1,000,000	964,231
Medium Term Note	5.620	8/6/2018	AAA/Aaa	3,000,000	2,945,913
Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	985,118

					7,745,290
FEDERAL HOME LOAN MORTGAGE
25.27% of Net Assets
Medium Term Note	5.000	3/27/2018	Aaa/AAA	500,000	482,838
Medium Term Note	5.125	11/7/2013	Aaa/AAA	1,000,000	999,124
Medium Term Note	5.500	9/12/2013	Aaa/AAA	1,500,000	1,504,611
Medium Term Note	5.375	12/15/2014	Aaa/AAA	1,000,000	996,501
Medium Term Note	4.875	3/15/2007	Aaa/AAA	1,400,000	1,424,023

					5,407,097

FEDERAL NATIONAL MORTGAGE ASSOCIATION
20.61% of Net Assets
Medium Term Note	5.750	11/7/2017	Aaa/AAA	400,000	400,176
Medium Term Note	5.300	8/15/2013	AAA/Aaa	2,000,000	2,021,920
Medium Term Note	5.500	12/9/2014	Aaa/AAA	1,000,000	999,106
Medium Term Note	5.250	12/30/2015	Aaa/AAA	1,000,000	988,826

					4,410,028

FEDERAL FARM CREDIT BANK
9.90% of Net Assets
Medium Term Note	5.300	6/24/2014	Aaa/AAA	2,050,000	2,119,595

					2,119,595

STUDENT LOAN MARKETING ASSOCIATION
5.42% of Net Assets
Student Loan Marketing Association	7.300	8/1/2012	Aaa/AAA	1,000,000	1,159,157

					1,159,157

CASH EQUIVALENTS
1.98% of Net Assets				422,696	422,696

US Bank U.S. Treasury Money Market Fund					422,696

Total Investments (cost $21,018,490)(a) - 99.38% of Net Assets					21,263,863

*	Standard and Poor’s Corporation

@	Fitch Rating Service

All other ratings by Moody’s Investors Service, Inc.

NR	not rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$341,681
Unrealized depreciation	(96,308)

Net unrealized appreciation	$245,373

Item 2. Controls and Procedures.

On April 12, 2005 the Registrant’s President and Treasurer assessed the internal controls and procedures and disclosures controls to insure that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported in the time periods specified by the Securities and Exchange Commission’s rules and forms. Internal controls over financial reporting were reviewed to assure reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Said review included the procedures for maintenance of records to fairly reflect transactions and disposition of assets of the Registrant; review of procedures to assure recordation of transaction; review of receipts and expenditures of the Registrant to assure that such are being made only in accordance with authorization of management of the Registrant; and review of procedures to assure the prevention or timely detection of unauthorized acquisition, use, or disposition of Registrant’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures effective. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the first quarter of the fiscal year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dupree Mutual Funds

By: Thomas P. Dupree, Sr., President /s/

Date: 04/12/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Thomas P. Dupree, Sr., President /s/

Date: 04/12/05

By: Michelle M. Dragoo, Vice President /s/

Date: 04/12/2005